Jan. 28, 2026
Oakmark U.S. Large Cap ETF
Investment objective
Oakmark U.S. Large Cap ETF seeks long-term capital appreciation.
Fees and expenses of the Fund

Below are the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)
None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.64%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.64%
Less: Fee waivers and/or expense reimbursements[1]	0.05%
Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements	0.59%

[1] Harris Associates, L.P. (the "Adviser") has contractually undertaken to waive its management fee by 0.05% of the Fund's average daily net assets. The undertaking lasts until January 27, 2027 and may not be terminated during its term without the consent of the Board of Trustees.

Example.

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table, inclusive of any fee waivers and/or expense reimbursements.

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:
1 Year	3 Years	5 Years	10 Years
$60	$200	$352	$794

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in

Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the period from December 3, 2024 (commencement of operations) to the most recent fiscal year end, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Principal investment strategy

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings made for investment purposes) in securities of U.S. large capitalization companies. The Fund invests primarily in a diversified portfolio of common stocks of U.S. large capitalization companies. A large capitalization company is one whose market capitalizations is not smaller than the smallest market capitalization of a company in the Russell 1000 Index. As of December 31, 2025, the market capitalization range of the Russell 1000 Index was $1.0 billion to $3.8 trillion. In determining whether an issuer is a U.S. or foreign issuer the Adviser considers various factors, including its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

The Fund uses a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company's stock price converges with the Adviser's estimate of the company's intrinsic value. By "intrinsic value," the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities priced significantly below what it believes is a company's intrinsic value presents the best opportunity to achieve the Fund's investment objective. A company trading below its estimated intrinsic value is sometimes referred to as trading at a discount.

The Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Adviser believes are the companies' intrinsic values. In assessing such companies, the Adviser looks for the following characteristics, although the companies selected may not have all of these attributes: (1) free cash flows; (2) earnings that are growing and are reasonably predictable; and (3) high level of company management alignment with shareholders.

Key Tenets of the Oakmark Value Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for businesses that are expected to achieve a combination of dividend yield and per-share growth in business value that is above-average.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries.

To facilitate its selection of investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser identifies a stock that it believes is selling at a significant discount to the Adviser's estimated intrinsic value and that the company has one or more of the additional qualities mentioned above, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Adviser sets specific "buy" and "sell" targets for each stock the Fund holds. The Adviser monitors each portfolio holding and adjusts these price targets as warranted to reflect changes in a company's fundamentals.

The Adviser believes that holding a relatively small number of issuers allows its "best ideas" to have a meaningful impact on the Fund's performance. Therefore, the Fund's portfolio typically holds less than forty issuers rather than hundreds of issuers. The Fund invests in securities of large-capitalization companies.

The Fund will not change its policy to invest at least 80% of its net assets (plus borrowings made for investment purposes) in securities of U.S. large capitalization companies without providing shareholders at least 60 days' advance notice.

Performance information

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of one or more broad measures of market performance. Updated performance information is available on Oakmark.com/etfs/oakm or by calling 1-800-458-7452.

Total Returns for Years Ended December 31
Since commencement of operation, the highest and lowest quarterly returns for the Fund were:
• Highest quarterly return: 6.5%, during the quarter ended December 31, 2025
• Lowest quarterly return: 4.0%, during the quarter ended March 31, 2025

Since commencement of operation, the highest and lowest quarterly returns for the Fund were:
• Highest quarterly return: 6.5%, during the quarter ended December 31, 2025
• Lowest quarterly return: 4.0%, during the quarter ended March 31, 2025

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2025
	1 Year	Since Inception (12/3/2024)
Oakmark U.S. Large Cap ETF
Return before taxes	21.28%	13.86%
Return after taxes on distributions	21.09%	13.64%
Return after taxes on distributions and sale of Fund shares	12.74%	10.54%
S&P 500 Index (does not reflect the deduction of fees, expenses or taxes)	17.88%	13.63%
Russell 1000 Value Index (does not reflect the deduction of fees, expenses or taxes)	15.91%	7.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.